VESSELS AND OTHER FIXED ASSETS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 15, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 Prime Mountain Shipping Ltd. Agreement [Member]	Dec. 31, 2011 Prime Mountain Shipping Ltd. Agreement [Member]	Dec. 31, 2013 Two Vessel [Member]	Dec. 31, 2012 Two Vessel [Member]	Dec. 31, 2011 Fifteen Vessels [Member]	Dec. 31, 2011 One Vessel [Member]
Vessels and Other Fixed Assets, Net [Line Items]
Additions	$ 19,500	$ 15
Discontinued operation sales, address commission percentage	1.00%				3.50%	3.50%
Additional Acquisition Related Costs	3,052
Impairment charge			(5,911)	(103,775)			0	5,911		2,360
Impairment of long-lived assets to be disposed of		$ 0	$ 0	$ 150,161					$ 101,415